Issued Capital - Additional Information (Detail)	Jun. 30, 2018 Vote $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares represented by 1 ADR | shares	20
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares
Number of vote per share | Vote	1